UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     February 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $372,381 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    36397  1532500 SH       SOLE                  1532500        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     5933   273171 SH       SOLE                   273171        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101    13733   857000 SH       SOLE                   857000        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    53698  3371900 SH       SOLE                  3371900        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103    12925   746700 SH       SOLE                   746700        0        0
CORTS TR VI IBM DEB            CTF CAL 6.375%   22080F202     6170   259900 SH       SOLE                   259900        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    56076  3481900 SH       SOLE                  3481900        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    13948   835450 SH       SOLE                   835450        0        0
HANCOCK JOHN PFD INCOME FD     SH BEN INT       41013W108     5879   310000 SH       SOLE                   310000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    45095  2500400 SH       SOLE                  2500400        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106     5334   284100 SH       SOLE                   284100        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    12316   604633 SH       SOLE                   604633        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      756    30300 SH       SOLE                    30300        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1645    70000 SH       SOLE                    70000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739    10470   516800 SH       SOLE                   516800        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    15000   835661 SH       SOLE                   835661        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    10168   532348 SH       SOLE                   532348        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     1669    86900 SH       SOLE                    86900        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    35103  1800142 SH       SOLE                  1800142        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     2538   128400 SH       SOLE                   128400        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     5551   266604 SH       SOLE                   266604        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    18729   811139 SH       SOLE                   811139        0        0
STRATS TR AMBAC FIN GP 2007-   CL A CTF CALLA   784786204     3248   155400 SH       SOLE                   155400        0        0